UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22449

American Funds Mortgage Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: November 30, 2017

Steven I. Koszalka

American Funds Mortgage Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

American Funds Mortgage Fund®

Investment portfolio

November 30, 2017

unaudited

Bonds, notes & other debt instruments 83.73% Mortgage-backed obligations 53.22% Federal agency mortgage-backed obligations 51.05%	Principal?amount (000)	Value (000)
Fannie Mae 2.50% 20331	$2,278	$2,262
Fannie Mae 2.50% 20331	635	628
Fannie Mae 3.00% 20331	436	438
Fannie Mae 3.50% 20331,2	130,000	134,214
Fannie Mae 3.50% 20341	25,404	26,400
Fannie Mae 3.50% 20351	14,216	14,772
Fannie Mae 4.00% 20361	7,260	7,666
Fannie Mae 4.00% 20361	6,533	6,898
Fannie Mae 4.00% 20361	4,504	4,756
Fannie Mae 4.00% 20361	4,224	4,461
Fannie Mae 4.00% 20361	2,125	2,244
Fannie Mae 4.00% 20361	923	975
Fannie Mae 4.00% 20371	17,939	18,941
Fannie Mae 5.00% 20401	1,018	1,077
Fannie Mae 2.275% 20431	193	180
Fannie Mae 2.275% 20431	126	117
Fannie Mae 2.275% 20431	109	101
Fannie Mae 2.275% 20431	85	79
Fannie Mae 2.525% 20431	220	212
Fannie Mae 2.525% 20431	145	140
Fannie Mae 2.525% 20431	144	139
Fannie Mae 2.525% 20431	141	136
Fannie Mae 2.525% 20431	133	128
Fannie Mae 2.525% 20431	128	124
Fannie Mae 2.525% 20431	121	117
Fannie Mae 2.525% 20431	103	100
Fannie Mae 2.525% 20431	102	99
Fannie Mae 2.525% 20431	98	94
Fannie Mae 2.525% 20431	86	83
Fannie Mae 2.525% 20431	82	80
Fannie Mae 2.525% 20431	82	79
Fannie Mae 2.525% 20431	82	79
Fannie Mae 2.525% 20431	69	67
Fannie Mae 2.525% 20431	68	65
Fannie Mae 2.525% 20431	52	50
Fannie Mae 2.775% 20431	444	437
Fannie Mae 2.775% 20431	385	378
Fannie Mae 2.775% 20431	363	357
Fannie Mae 2.775% 20431	285	280
Fannie Mae 2.775% 20431	227	223
Fannie Mae 2.775% 20431	216	212
Fannie Mae 2.775% 20431	130	128
Fannie Mae 2.775% 20431	129	126
Fannie Mae 2.775% 20431	108	106
Fannie Mae 2.775% 20431	107	105
Fannie Mae 2.775% 20431	106	104

American Funds Mortgage Fund — Page 1 of 10

unaudited

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal?amount (000)	Value (000)
Fannie Mae 2.775% 20431	$102	$100
Fannie Mae 2.775% 20431	65	64
Fannie Mae 2.775% 20431	62	61
Fannie Mae 2.775% 20431	60	59
Fannie Mae 2.775% 20431	56	55
Fannie Mae 2.775% 20431	46	45
Fannie Mae 3.025% 20431	348	348
Fannie Mae 3.025% 20431	213	213
Fannie Mae 3.025% 20431	191	191
Fannie Mae 3.025% 20431	171	171
Fannie Mae 3.025% 20431	138	138
Fannie Mae 3.025% 20431	109	109
Fannie Mae 3.025% 20431	99	98
Fannie Mae 3.025% 20431	88	88
Fannie Mae 3.025% 20431	84	84
Fannie Mae 3.025% 20431	78	78
Fannie Mae 3.025% 20431	45	45
Fannie Mae 3.275% 20431	216	219
Fannie Mae 3.275% 20431	162	164
Fannie Mae 3.275% 20431	73	74
Fannie Mae 3.275% 20431	62	63
Fannie Mae 3.275% 20431	33	33
Fannie Mae 4.00% 20431	7,238	7,630
Fannie Mae 4.00% 20451	11,894	12,550
Fannie Mae 3.50% 20461	2,990	3,077
Fannie Mae 3.50% 20461	2,393	2,462
Fannie Mae 4.00% 20461	8,296	8,676
Fannie Mae 4.50% 20461	6,791	7,224
Fannie Mae 4.00% 20471,2	100,000	104,461
Fannie Mae 4.00% 20471	76,211	79,701
Fannie Mae 4.00% 20471	53,843	56,315
Fannie Mae 4.00% 20471	28,701	30,017
Fannie Mae 4.00% 20471	21,784	22,784
Fannie Mae 4.00% 20471	21,503	22,490
Fannie Mae 4.00% 20471	20,817	21,769
Fannie Mae 4.00% 20471	10,117	10,581
Fannie Mae 4.00% 20471	5,098	5,332
Fannie Mae 4.00% 20471	5,085	5,318
Fannie Mae 4.00% 20471	2,766	2,893
Fannie Mae 4.50% 20471	7,387	7,670
Fannie Mae 4.50% 20471	6,383	6,792
Fannie Mae 4.50% 20471	542	576
Fannie Mae 3.50% 20481,2	22,700	23,234
Fannie Mae 4.00% 20481,2	162,475	169,536
Fannie Mae 4.50% 20481,2	38,000	40,377
Fannie Mae 3.50% 20531	2,302	2,319
Freddie Mac 3.50% 20351	73,042	75,772
Freddie Mac 3.50% 20351	4,603	4,776
Freddie Mac 4.00% 20361	1,983	2,078
Freddie Mac 4.00% 20361	1,823	1,925
Freddie Mac 4.00% 20361	1,312	1,386
Freddie Mac 6.00% 20381	160	181
Freddie Mac 4.00% 20411	370	387
Freddie Mac 3.50% 20461	424	430

American Funds Mortgage Fund — Page 2 of 10

unaudited

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal?amount (000)	Value (000)
Freddie Mac 4.00% 20461	$14,453	$15,106
Freddie Mac 4.50% 20461	1,757	1,868
Freddie Mac 4.00% 20471,2	300,000	313,359
Freddie Mac 4.00% 20471	68,571	71,715
Freddie Mac 4.00% 20471	9,389	9,814
Freddie Mac 4.00% 20471	3,991	4,110
Freddie Mac 4.00% 20481,2	47,248	49,298
Freddie Mac Pool #760014 2.967% 20451,3	23,964	24,082
Freddie Mac, Series KS01, Class A2, multifamily 2.522% 20231	480	481
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.00% 20561	18,436	18,366
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 2.00% 20561	13,221	13,203
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 2.25% 20561	25,817	25,998
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 20561	16,992	17,042
Government National Mortgage Assn. 4.00% 20321	988	1,042
Government National Mortgage Assn. 4.00% 20321	635	670
Government National Mortgage Assn. 6.50% 20321	1,093	1,241
Government National Mortgage Assn. 3.75% 20341	1,332	1,391
Government National Mortgage Assn. 4.25% 20341	1,258	1,336
Government National Mortgage Assn. 3.25% 20351	3,219	3,324
Government National Mortgage Assn. 3.25% 20351	1,941	2,004
Government National Mortgage Assn. 3.25% 20351	1,664	1,718
Government National Mortgage Assn. 3.25% 20351	1,660	1,714
Government National Mortgage Assn. 5.00% 20351	800	865
Government National Mortgage Assn. 3.75% 20371	556	583
Government National Mortgage Assn. 6.50% 20381	364	404
Government National Mortgage Assn. 6.50% 20381	66	70
Government National Mortgage Assn. 6.50% 20381	57	60
Government National Mortgage Assn. 6.00% 20391	3,491	3,934
Government National Mortgage Assn. 3.25% 20401	1,199	1,235
Government National Mortgage Assn. 3.25% 20401	1,169	1,202
Government National Mortgage Assn. 3.25% 20401	824	847
Government National Mortgage Assn. 5.00% 20401	499	536
Government National Mortgage Assn. 5.50% 20401	3,819	4,269
Government National Mortgage Assn. 4.00% 20411	1,147	1,164
Government National Mortgage Assn. 4.50% 20411	1,662	1,758
Government National Mortgage Assn. 4.50% 20411	1,000	1,030
Government National Mortgage Assn. 4.50% 20411	903	929
Government National Mortgage Assn. 4.50% 20411	781	825
Government National Mortgage Assn. 4.50% 20411	447	474
Government National Mortgage Assn. 5.00% 20411	4,221	4,527
Government National Mortgage Assn. 5.00% 20411	2,758	2,959
Government National Mortgage Assn. 5.00% 20411	1,079	1,125
Government National Mortgage Assn. 6.50% 20411	346	376
Government National Mortgage Assn. 2.75% 20421	711	706
Government National Mortgage Assn. 2.75% 20421	570	566
Government National Mortgage Assn. 2.75% 20421	422	419
Government National Mortgage Assn. 2.75% 20421	401	398
Government National Mortgage Assn. 2.75% 20421	292	290
Government National Mortgage Assn. 2.75% 20421	269	267
Government National Mortgage Assn. 2.75% 20421	71	71
Government National Mortgage Assn. 3.50% 20421	684	713
Government National Mortgage Assn. 3.50% 20421	674	702
Government National Mortgage Assn. 4.00% 20421	958	1,006
Government National Mortgage Assn. 4.00% 20421	723	756

American Funds Mortgage Fund — Page 3 of 10

unaudited

Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal?amount (000)	Value (000)
Government National Mortgage Assn. 4.00% 20421	$659	$689
Government National Mortgage Assn. 4.50% 20421	1,748	1,845
Government National Mortgage Assn. 3.50% 20431	1,057	1,100
Government National Mortgage Assn. 3.50% 20431	933	966
Government National Mortgage Assn. 4.00% 20431	1,025	1,050
Government National Mortgage Assn. 3.75% 20441	1,759	1,844
Government National Mortgage Assn. 4.25% 20441	963	1,020
Government National Mortgage Assn. 4.50% 20451	179	190
Government National Mortgage Assn. 4.00% 20461	7,994	8,240
Government National Mortgage Assn. 4.00% 20461	6,129	6,317
Government National Mortgage Assn. 4.00% 20471	132,707	139,183
Government National Mortgage Assn. 4.00% 20471,2	100,000	104,398
Government National Mortgage Assn. 4.00% 20481,2	101,500	105,917
Government National Mortgage Assn. 4.50% 20481,2	47,825	50,345
Government National Mortgage Assn. 4.801% 20611	153	154
Government National Mortgage Assn. 5.158% 20621	142	147
Government National Mortgage Assn. 5.404% 20641	22	22
Government National Mortgage Assn. 4.875% 20651	1,678	1,720
Government National Mortgage Assn. 4.769% 20661	635	646
Government National Mortgage Assn. 5.173% 20661	489	504
Government National Mortgage Assn., Series 2011-H02, Class BA, 4.45% 20611,3	211	214
Government National Mortgage Assn., Series 2016-H04, Class CI, interest only, 2.566% 20621,3	20,603	484
Government National Mortgage Assn., Series 2016-H13, Class IO, interest only, 0.738% 20661,3	116,330	2,136
		2,016,755
Collateralized mortgage-backed (privately originated) 2.09%
Connecticut Avenue Securities, Series 2014-C02, Class 1M1, (1-month USD-LIBOR + 0.95%) 2.278% 20241,3	58	58
Connecticut Avenue Securities, Series 2014-C03, Class 1M1, (1-month USD-LIBOR + 1.20%) 2.528% 20241,3	3	3
Freddie Mac, Series 2015-DN1, Class M2, (1-month USD-LIBOR + 2.40%) 3.728% 20251,3	135	136
Mill City Mortgage Trust, Series 2017-1, Class A1, 2.75% 20581,3,4	4,353	4,371
Mortgage Repurchase Agreement Financing Trust, Series 2017-1, Class A1, (1-month USD-LIBOR + 0.85%) 2.096% 20191,3,4	10,525	10,528
Nationstar HECM Loan Trust, Series 2016-3A, Class A, 2.013% 20261,4,5	1,730	1,730
Nationstar HECM Loan Trust, Series 2016-2A, Class A, 2.2394% 20261,3,4,5	842	843
Nationstar HECM Loan Trust, Series 2017-1A, Class A, 1.968% 20271,4,5	3,864	3,860
Nationstar HECM Loan Trust, Series 2017-2A, Class A1, 2.0383% 20271,4,5	6,651	6,651
Towd Point Mortgage Trust, Series 2016-4, Class A1, 2.25% 20561,3,4	3,332	3,314
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 20561,3,4	9,570	9,614
Towd Point Mortgage Trust, Series 2017-5, Class A1, 1.929% 20571,3,4	7,361	7,396
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 20571,3,4	16,296	16,303
Towd Point Mortgage Trust, Series 2015-2, Class 2A11, 3.00% 20571,3,4	17,522	17,686
		82,493
Commercial mortgage-backed securities 0.08%
WF-RBS Commercial Mortgage Trust, Series 2013-C18, Class ASB, 3.676% 20461	3,000	3,113
Total mortgage-backed obligations		2,102,361
U.S. Treasury bonds & notes 14.81% U.S. Treasury 10.68%
U.S. Treasury 1.50% 2020	3,098	3,072
U.S. Treasury 1.75% 2021	5,000	4,940
U.S. Treasury 2.00% 2021	24,000	23,998
U.S. Treasury 2.00% 2021	12,000	11,964
U.S. Treasury 1.75% 2022	20,000	19,741

American Funds Mortgage Fund — Page 4 of 10

unaudited

Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal?amount (000)	Value (000)
U.S. Treasury 1.875% 2022	$84,000	$83,173
U.S. Treasury 1.875% 2022	76,000	75,091
U.S. Treasury 1.875% 2022	28,000	27,739
U.S. Treasury 2.125% 20226	46,000	45,932
U.S. Treasury 1.625% 2023	35,321	34,270
U.S. Treasury 2.50% 2023	24,679	25,058
U.S. Treasury 2.125% 2024	10,000	9,886
U.S. Treasury 2.50% 20246	28,000	28,359
U.S. Treasury 2.875% 2045	7,575	7,634
U.S. Treasury 2.875% 2046	21,000	21,154
		422,011
U.S. Treasury inflation-protected securities 4.13%
U.S. Treasury Inflation-Protected Security 0.375% 20256,7	29,866	29,693
U.S. Treasury Inflation-Protected Security 2.00% 20267	48,863	54,554
U.S. Treasury Inflation-Protected Security 2.125% 20417	541	690
U.S. Treasury Inflation-Protected Security 0.75% 20427	33,108	32,371
U.S. Treasury Inflation-Protected Security 1.375% 20447	40,866	45,633
		162,941
Total U.S. Treasury bonds & notes		584,952
Federal agency bonds & notes 11.40%
Fannie Mae 0.875% 2019	30,000	29,548
Fannie Mae 1.875% 2022	295,000	291,991
Fannie Mae 2.00% 2022	130,000	128,800
		450,339
Asset-backed obligations 4.28%
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class B, 1.87% 20191	1,219	1,219
AmeriCredit Automobile Receivables Trust, Series 2013-4, Class C, 2.72% 20191	158	158
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class A2A, 1.51% 20201	3,632	3,628
AmeriCredit Automobile Receivables Trust, Series 2017-2, Class A2A, 1.65% 20201	11,152	11,143
Angel Oak Capital Advisors, LLC, Series 2013-9A, Class A1R, CLO, (3-month USD-LIBOR + 1.01%) 2.373% 20251,3,4	1,200	1,202
BlueMountain CLO Ltd., Series 2013-4A, Class AR, (3-month USD-LIBOR + 1.01%) 2.369% 20251,3,4	2,230	2,240
BlueMountain CLO Ltd., Series 2014-2A, Class AR, (3-month USD LIBOR + 0.93%) 2.293% 20261,3,4	5,240	5,257
Capital One Multi-asset Execution Trust, Series 2015-A5, Class A5, 1.60% 20211	4,315	4,314
Chase Issuance Trust, Series 2015-A5, Class A, 1.36% 20201	5,390	5,387
Chase Issuance Trust, Series 2015-A7, Class A, 1.62% 20201	25,295	25,280
CIFC Funding Ltd., Series 2013-4A, Class A1R, (3-month USD-LIBOR + 1.12%) 2.582% 20241,3,4	5,000	5,005
CIFC Funding Ltd., Series 2012-2A, Class A1R, CLO, (3-month USD-LIBOR + 1.35%) 2.668% 20241,3,4	3,326	3,326
CIFC Funding Ltd., Series 2014-3A, Class AR, (3-month USD-LIBOR + 0.95%) 2.313% 20261,3,4	4,000	4,005
Consumer Loan Underlying Bond Credit, Series 2017-NP1, Class A, 2.39% 20231,4	1,100	1,100
CPS Auto Receivables Trust, Series 2015-A, Class A, 1.53% 20191,4	245	245
CPS Auto Receivables Trust, Series 2015-C, Class A, 1.77% 20191,4	175	175
CPS Auto Receivables Trust, Series 2016-B, Class A, 2.07% 20191,4	886	888
CPS Auto Receivables Trust, Series 2016-A, Class A, 2.25% 20191,4	1,135	1,136
CPS Auto Receivables Trust, Series 2016-D, Class A, 1.50% 20201,4	1,882	1,879
CPS Auto Receivables Trust, Series 2017-A, Class A, 1.68% 20201,4	3,341	3,337
CPS Auto Receivables Trust, Series 2017-C, Class A, 1.78% 20201,4	1,009	1,009
Drive Auto Receivables Trust, Series 2017-BA, Class A2, 1.59% 20181,4	1,572	1,573
Drive Auto Receivables Trust, Series 2017-2, Class A2A, 1.63% 20191	3,806	3,805
Drive Auto Receivables Trust, Series 2017-1, Class A2A, 1.67% 20191	5,158	5,157

American Funds Mortgage Fund — Page 5 of 10

unaudited

Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal?amount (000)	Value (000)
Drive Auto Receivables Trust, Series 2016-AA, Class B, 3.17% 20201,4	$331	$331
Drivetime Auto Owner Trust, Series 2017-1A, Class A, 1.56% 20201,4	2,291	2,289
Drivetime Auto Owner Trust, Series 2017-2A, Class A, 1.72% 20201,4	6,856	6,854
Emerson Park CLO Ltd, Series 2013-1A, Class A1AR, CLO, (3-month USD-LIBOR + 0.98%) 2.339% 20251,3,4	1,378	1,378
Exeter Automobile Receivables Trust, Series 2016-1A, Class A, 2.35% 20201,4	582	582
Exeter Automobile Receivables Trust, Series 2017-3A, Class A, 2.05% 20211,4	12,023	12,018
Finn Square CLO Ltd., Series 2012-1A, Class A1R, CLO, (3-month USD-LIBOR + 1.21%) 2.538% 20231,3,4	1,583	1,586
Palmer Square Ltd., Series 2013-1, Class A1R, (3-month USD-LIBOR + 0.97%) 2.386% 20251,3,4	1,949	1,953
Santander Drive Auto Receivables Trust, Series 2017-2, Class A2, 1.60% 20201	9,719	9,715
Santander Drive Auto Receivables Trust, Series 2015-2, Class B, 1.83% 20201	776	776
Santander Drive Auto Receivables Trust, Series 2015-3, Class B, 2.07% 20201	785	786
Santander Drive Auto Receivables Trust, Series 2014-3, Class C, 2.13% 20201	348	348
Santander Drive Auto Receivables Trust, Series 2014-1, Class C, 2.36% 20201	1,794	1,796
Santander Drive Auto Receivables Trust, Series 2016-1, Class B, 2.47% 20201	3,500	3,510
Santander Drive Auto Receivables Trust, Series 2014-4, Class C, 2.60% 20201	6,109	6,127
SLM Private Credit Student Loan Trust, Series 2008-9, Class A, (3-month USD-LIBOR + 1.50%) 2.867% 20231,3	1,776	1,820
SLM Private Credit Student Loan Trust, Series 2010-1, Class A, (1-month USD-LIBOR + 0.40%) 1.728% 20251,3	179	177
Sound Point CLO Ltd, Series 2013-2A, Class A1R, CLO, (3-month USD-LIBOR + 0.99%) 2.349% 20251,3,4	1,050	1,051
Symphony CLO Ltd, Series 2013-12A, Class AR, CLO, (3-month USD-LIBOR + 1.03%) 2.389% 20251,3,4	2,855	2,857
Voya CLO Ltd., Series 2014-4A, Class A1R, (3-month USD-LIBOR + 0.95%) 2.309% 20261,3,4	4,765	4,776
Westlake Automobile Receivables Trust, Series 2016-3, Class A2, 1.42% 20191,4	2,407	2,405
Westlake Automobile Receivables Trust, Series 2017-1A, Class A2, 1.78% 20201,4	8,453	8,453
Westlake Automobile Receivables Trust, Series 2017-2A, Class A2A, 1.80% 20201,4	5,230	5,222
		169,278
Corporate bonds & notes 0.02% Financials 0.02%
Carlyle Investment Management (1-month USD-LIBOR + 2.00%) 3.354% 20191,3,4,5,8	748	748
Total corporate bonds & notes		748
Total bonds, notes & other debt instruments (cost: $3,320,098,000)		3,307,678
Short-term securities 43.84%
Apple Inc. 1.22% due 1/12/20184	20,000	19,971
Bank of Tokyo-Mitsubishi UFJ, Ltd. 1.22% due 12/13/2017	20,000	19,991
BMW U.S. Capital LLC 1.14%–1.16% due 12/4/2017–12/13/20174	106,000	105,965
CAFCO, LLC 1.22%–1.55% due 12/5/2017–5/8/20184	71,404	71,207
Chariot Funding, LLC 1.45% due 3/16/20184	22,800	22,697
Coca-Cola Co. 1.14%–1.22% due 12/5/2017–12/6/20174	74,400	74,387
Fannie Mae 1.03%–1.11% due 12/21/2017–1/9/2018	75,000	74,921
Federal Farm Credit Banks 1.13% due 1/26/2018	100,000	99,808
Federal Home Loan Bank 1.02%–1.31% due 12/5/2017–3/28/2018	715,100	714,157
Freddie Mac 1.10% due 2/9/2018	100,000	99,756
General Electric Co. 1.10% due 12/1/2017	65,700	65,698
IBM Credit Corp. 1.17% due 12/11/20174	13,600	13,595
Johnson & Johnson 1.08% due 12/1/20174	19,346	19,345
Microsoft Corp. 1.22% due 1/10/20184	47,400	47,334
Procter & Gamble Co. 1.21%–1.24% due 1/10/2018–1/22/20184	75,000	74,885
Siemens Capital Co. LLC 1.11% due 12/13/20174	50,000	49,980

American Funds Mortgage Fund — Page 6 of 10

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Short-term securities	Principal?amount (000)	Value (000)
U.S. Treasury Bills 1.13%–1.18% due 2/1/2018–2/15/2018	$78,600	$78,445
Wal-Mart Stores, Inc. 1.20%–1.22% due 12/27/2017–1/3/20184	80,000	79,916
Total short-term securities (cost: $1,732,150,000)		1,732,058
Total investment securities 127.57% (cost: $5,052,248,000)		5,039,736
Other assets less liabilities (27.57)%		(1,089,199)
Net assets 100.00%		$3,950,537

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount9 (000)	Value at 11/30/201710 (000)	Unrealized (depreciation) appreciation at 11/30/2017 (000)
20 Year U.S. Treasury Bond Futures	Long	397	March 2018	$39,700	$60,232	$(446)
30 Year Ultra U.S. Treasury Bond Futures	Long	32	March 2018	3,200	5,276	(55)
10 Year Ultra U.S. Treasury Note Futures	Short	270	March 2018	(27,000)	(35,956)	232
5 Year U.S. Treasury Note Futures	Long	17,740	April 2018	1,774,000	2,063,938	(5,860)
						$(6,129)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 11/30/2017 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 11/30/2017 (000)
3-month USD-LIBOR	1.217%	9/22/2021	$70,000	$2,357	$—	$2,357
3-month USD-LIBOR	1.225%	9/22/2021	70,000	2,337	—	2,337
3-month USD-LIBOR	1.2796%	10/11/2021	100,000	3,186	—	3,186
2.0145%	3-month USD-LIBOR	10/20/2021	200,000	(914)	—	(914)
3-month USD-LIBOR	1.785%	3/27/2022	35,000	548	—	548
2.009%	3-month USD-LIBOR	10/4/2022	102,000	(862)	—	(862)
2.1045%	3-month USD-LIBOR	10/31/2022	125,000	(523)	—	(523)
3-month USD-LIBOR	2.24%	12/5/2026	85,400	953	—	953
3-month USD-LIBOR	2.27%	12/5/2026	69,600	605	—	605
3-month USD-LIBOR	3.34%	6/27/2044	11,000	(1,612)	—	(1,612)
3-month USD-LIBOR	3.206%	7/31/2044	7,000	(842)	—	(842)
3-month USD-LIBOR	3.238%	8/8/2044	6,000	(760)	—	(760)
3-month USD-LIBOR	3.2265%	9/25/2044	12,500	(1,558)	—	(1,558)
3-month USD-LIBOR	2.7045%	1/2/2045	16,500	(325)	—	(325)
3-month USD-LIBOR	2.4945%	1/9/2045	7,000	160	—	160
3-month USD-LIBOR	2.454%	1/15/2045	7,000	218	—	218
3-month USD-LIBOR	2.516%	10/20/2045	15,000	282	—	282
3-month USD-LIBOR	2.525%	10/20/2045	10,000	170	—	170
3-month USD-LIBOR	2.5315%	10/26/2045	16,000	249	—	249
3-month USD-LIBOR	2.57067%	11/9/2045	6,600	50	—	50
3-month USD-LIBOR	2.6485%	11/16/2045	6,525	(56)	—	(56)
3-month USD-LIBOR	2.52822%	11/23/2045	13,350	219	—	219
3-month USD-LIBOR	2.59125%	12/16/2045	13,500	45	—	45
3-month USD-LIBOR	2.4095%	1/14/2046	10,000	412	—	412
3-month USD-LIBOR	2.33725%	2/1/2046	25,000	1,406	—	1,406

American Funds Mortgage Fund — Page 7 of 10

unaudited

Receive	Pay	Expiration date	Notional (000)	Value at 11/30/2017 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 11/30/2017 (000)
3-month USD-LIBOR	1.991%	6/13/2046	$6,000	$778	$—	$778
3-month USD-LIBOR	1.9905%	6/13/2046	4,000	519	—	519
3-month USD-LIBOR	1.7985%	6/30/2046	12,000	2,041	—	2,041
3-month USD-LIBOR	2.7265%	12/22/2046	34,000	(866)	—	(866)
					$—	$8,217

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
2	Purchased on a TBA basis.
3	Coupon rate may change periodically.
4	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $746,458,000, which represented 18.90% of the net assets of the fund.
5	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $13,832,000, which represented .35% of the net assets of the fund.
6	A portion of this security was pledged as collateral. The total value of pledged collateral was $52,337,000, which represented 1.32% of the net assets of the fund.
7	Index-linked bond whose principal amount moves with a government price index.
8	Value determined using significant unobservable inputs.
9	Notional amount is calculated based on the number of contracts and notional contract size.
10	Value is calculated based on the notional amount and current market price.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

American Funds Mortgage Fund — Page 8 of 10

unaudited

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades. The average month-end notional amount of futures contracts while held was $2,326,311,000. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amount of interest rate swaps while held was $10,282,892,000.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of November 30, 2017 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$2,102,361	$—	$2,102,361
U.S. Treasury bonds & notes	—	584,952	—	584,952
Federal agency bonds & notes	—	450,339	—	450,339
Other	—	169,278	748	170,026
Short-term securities	—	1,732,058	—	1,732,058
Total	$—	$5,038,988	$748	$5,039,736

American Funds Mortgage Fund — Page 9 of 10

unaudited

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$232	$—	$—	$232
Unrealized appreciation on interest rate swaps	—	16,535	—	16,535
Liabilities:
Unrealized depreciation on futures contracts	(6,361)	—	—	(6,361)
Unrealized depreciation on interest rate swaps	—	(8,318)	—	(8,318)
Total	$(6,129)	$8,217	$—	$2,088

*	Futures contracts and interest rate swaps are not included in the investment portfolio.

Key to abbreviations and symbol
CLO = Collateralized Loan Obligations
LIBOR = London Interbank Offered Rate
TBA = To-be-announced
USD/$ = U.S. dollars

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

MFGEFPX-042-0118O-S60732	American Funds Mortgage Fund — Page 10 of 10

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS MORTGAGE FUND

By /s/ David J. Betanzos
David J. Betanzos, President and Principal Executive Officer

Date: January 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ David J. Betanzos
David J. Betanzos, President and Principal Executive Officer

Date: January 26, 2018

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: January 26, 2018